Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)	Other equity USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Owners' equity in total KRW (₩)	Owners' equity in total USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2018	₩ 21,953,044		₩ 3,381,392		₩ 3,161,963		₩ 285,889		₩ (2,213,970)		₩ 17,124,657		₩ 21,739,931		₩ 213,113
Comprehensive income [abstract]
Net income	2,037,596		0		0		0		0		1,872,207		1,872,207		165,389
Net gain (loss) on valuation of financial instruments at FVTOCI	(14,141)		0		0		0		(14,101)		0		(14,101)		(40)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		29,368		(29,368)		0		0
Changes in capital due to equity method	1,766		0		0		1,153		613		0		1,766		0
Net gain (loss) on foreign currency translation of foreign operations	101,781		0		0		0		91,748		0		91,748		10,033
Net gain (loss) on valuation of cash flow hedge	(1,823)		0		0		0		(1,823)		0		(1,823)		0
Remeasurement gain (loss) related to defined benefit plan	(34,648)		0		0		0		(34,251)		0		(34,251)		(397)
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(439,640)		0		0		0		0		(437,626)		(437,626)		(2,014)
Issuance of hybrid securities	1,656,014		0		997,544		0		0		0		997,544		658,470
Dividends to hybrid securities	(138,783)		0		0		0		0		(4,362)		(4,362)		(134,421)
Redemption of hybrid securities	(159,895)		0		0		0		(277)		0		(277)		(159,618)
Changes in subsidiaries' capital	388		0		0		438		0		0		438		(50)
Acquisition of subsidiaries	651,143		229,946		0		351,663		0		0		581,609		69,534
New stocks issue cost	(12,848)		0		0		(12,848)		0		0		(12,848)		0
Net increase of treasury stocks	4,245		0		0		0		4,245		0		4,245		0
Exchange of non-controlling interests in hybrid securities	0		0		(3,161,963)		0		0		0		(3,161,963)		3,161,963
Appropriation of retained earnings	0		0		0		0		368		(368)		0		0
Other changes in consolidated capital	(111,867)		0		0		0		(111,242)		(625)		(111,867)		0
Balance at end at Dec. 31, 2019	25,492,332		3,611,338		997,544		626,295		(2,249,322)		18,524,515		21,510,370		3,981,962
Comprehensive income [abstract]
Net income	1,515,249		0		0		0		0		1,307,266		1,307,266		207,983
Net gain (loss) on valuation of financial instruments at FVTOCI	59,360		0		0		0		59,417		0		59,417		(57)
Net gain (loss) due to disposal of equity securities at FVTOCI	0		0		0		0		2,664		(2,664)		0		0
Changes in capital due to equity method	(2,298)		0		0		0		(2,298)		0		(2,298)		0
Net gain (loss) on foreign currency translation of foreign operations	(153,472)		0		0		0		(145,376)		0		(145,376)		(8,096)
Net gain (loss) on valuation of cash flow hedge	4,420		0		0		0		4,306		0		4,306		114
Remeasurement gain (loss) related to defined benefit plan	9,783		0		0		0		9,782		0		9,782		1
Trasnsactions with owners and others [abstract]
Dividends to common stocks	(507,658)		0		0		0		0		(505,587)		(505,587)		(2,071)
Issuance of hybrid securities	897,822		0		897,822		0		0		0		897,822		0
Dividends to hybrid securities	(211,277)		0		0		0		0		(48,915)		(48,915)		(162,362)
Redemption of hybrid securities	(586,996)		0		0		0		(31,252)		0		(31,252)		(555,744)
Changes in subsidiaries' capital	43,757		0		0		(184)		4,607		(6,350)		(1,927)		45,684
Changes in non-controlling interests related to business combination	164,823		0		0		0		0		0		0		164,823
Balance at end at Dec. 31, 2020	26,725,845	$ 22,485,146	3,611,338	$ 3,038,312	1,895,366	$ 1,594,621	626,111	$ 526,763	(2,347,472)	$ (1,974,989)	19,268,265	$ 16,210,891	23,053,608	$ 19,395,598	3,672,237	$ 3,089,548
Comprehensive income [abstract]
Net income	2,762,279	2,323,977	0	0	0	0	0	0	0	0	2,542,844	2,139,361	2,542,844	2,139,361	219,435	184,616
Net gain (loss) on valuation of financial instruments at FVTOCI	(150,327)	(126,474)	0	0	0	0	0	0	(150,470)	(126,594)	0	0	(150,470)	(126,594)	143	120
Net gain (loss) due to disposal of equity securities at FVTOCI	0	0	0	0	0	0	0	0	(2,220)	(1,868)	2,220	1,868	0	0	0	0
Changes in capital due to equity method	1,526	1,284	0	0	0	0	0	0	2,472	2,080	(946)	(796)	1,526	1,284	0	0
Net gain (loss) on foreign currency translation of foreign operations	246,808	207,646	0	0	0	0	0	0	234,583	197,361	0	0	234,583	197,361	12,225	10,285
Net gain (loss) on valuation of cash flow hedge	7,107	5,979	0	0	0	0	0	0	6,938	5,837	0	0	6,938	5,837	169	142
Capital related to non-current assets held for sale	0	0	0	0	0	0	0	0	(947)	(797)	947	797	0	0	0	0
Remeasurement gain (loss) related to defined benefit plan	65,067	54,743	0	0	0	0	0	0	65,251	54,897	0	0	65,251	54,897	(184)	(154)
Trasnsactions with owners and others [abstract]
Comprehensive stock exchange	64,162	53,981	28,965	24,369	0	0	35,197	29,612	0	0	0	0	64,162	53,981	0	0
Dividends to common stocks	(377,748)	(317,809)	0	0	0	0	0	0	0	0	(368,357)	(309,908)	(368,357)	(309,908)	(9,391)	(7,901)
Acquisition of treasury stocks	(3,819)	(3,213)	0	0	0	0	0	0	(3,819)	(3,213)	0	0	(3,819)	(3,213)	0	0
Issuance of hybrid securities	399,015	335,701	0	0	399,015	335,701	0	0	0	0	0	0	399,015	335,701	0	0
Dividends to hybrid securities	(211,173)	(177,665)	0	0	0	0	0	0	0	0	(66,250)	(55,738)	(66,250)	(55,738)	(144,923)	(121,927)
Redemption of hybrid securities	(577,269)	(485,671)	0	0	0	0	0	0	(27,365)	(23,023)	0	0	(27,365)	(23,023)	(549,904)	(462,648)
Changes in subsidiaries' capital	(720)	(606)	0	0	0	0	9,382	7,893	32,445	27,298	(31,251)	(26,293)	10,576	8,898	(11,296)	(9,504)
Other changes in consolidated capital	(145,650)	(122,539)	0	0	0	0	11,695	9,840	22,990	19,342	0	0	34,685	29,182	(180,335)	(151,721)
Balance at end at Dec. 31, 2021	₩ 28,805,103	$ 24,234,480	₩ 3,640,303	$ 3,062,681	₩ 2,294,381	$ 1,930,322	₩ 682,385	$ 574,108	₩ (2,167,614)	$ (1,823,669)	₩ 21,347,472	$ 17,960,182	₩ 25,796,927	$ 21,703,624	₩ 3,008,176	$ 2,530,856